Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 137	$ 201	$ 309
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	52	93	134
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	85	$ 108	$ 175
Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	72
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	41
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	31
EMEAA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	12
EMEAA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1
EMEAA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	11
Central [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	53
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	10
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 43